TAXATION - Enterprise income tax ("EIT") (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				24 Months Ended	36 Months Ended
	Jan. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2024
Tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Hong Kong
payments of dividends by the Company			$ 0
Hong Kong | First 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)		8.25%	8.25%
Profit to qualify for tax rate			$ 2,000
Hong Kong | Above 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)		16.50%	16.50%
Profit to qualify for tax rate			$ 2,000
PRC
Tax rate (as a percent)		25.00%	25.00%
Preferential corporate income tax rate	20
Withholding tax rate (as a percent)		10.00%	10.00%
PRC | Maximum
Exemption range in taxable profits	75.00%
Change in exemption range						87.50%	87.50%
PRC | Minimum
Exemption range in taxable profits	50.00%
Change in exemption range						50.00%	75.00%
Cayman Islands
payments of dividends by the Company		$ 0
British Virgin Islands
payments of dividends by the Company		$ 0